CONTINGENT SHARES AND EARNOUT LIABILITIES - Contingent Earnout (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Jun. 29, 2021
Other Commitments [Line Items]
Contingency Shares Issued Upon Closing of Business Combination	$ 38,428,700
Change in Fair Value of Contingent Liabilities	34,820,000
Gain Contingency Unrecorded amount	2,372,200
Change in Fair Value recorded as a component of contingent liabilities	$ 5,268,134
Mercer Park
Other Commitments [Line Items]
Equity shares	616,156	1,008,975
Number of shares contingently issuable	6,306,095
Contingency Shares Issued Upon Closing of Business Combination	$ 7,640,334
Shares issued	0
Mercer Park | Minimum
Other Commitments [Line Items]
Shares issuable volume-weighted average price trigger	$ 13.00
Mercer Park | Maximum
Other Commitments [Line Items]
Shares issuable volume-weighted average price trigger	$ 15.00
Mercer Park | Restricted Shares
Other Commitments [Line Items]
Number of shares contingently issuable	392,819
Contingent Earnout Camarillo Transaction
Other Commitments [Line Items]
Contingent Shares/Earnout Issued for Option Right	$ 19,847,000
Gain Contingency Unrecorded amount	22,571,000
Change in Fair Value recorded as a component of contingent liabilities	2,724,000
Potential earnout fee	$ 75,000,000
Contingent Shares Camarillo Transaction
Other Commitments [Line Items]
Equity shares	6,500,000
Number of shares contingently issuable	3,500,000
Contingency Shares Issued Upon Closing of Business Combination	$ 13,485,500
Contingent Shares/Earnout Issued for Option Right	14,973,000
Change in Fair Value recorded as a component of contingent liabilities	1,487,500
Value of shares issued	$ 29,250,000